Summary of Significant Accounting Policies (Details)	4 Months Ended		12 Months Ended
	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($)
Summary of Significant Accounting Policies [Line Items]
Year of inception	August 26, 2025 (inception) through December 31, 2025	August 26, 2025 (inception) through December 31, 2025
Net loss (in Dollars)	$ (107,851)
cash		$ 0	$ 0
Working capital deficit (in Dollars)	$ 107,851
Gross proceeds		120,000,000
DMY SQUARED TECHNOLOGY GROUP, INC [Member]
Summary of Significant Accounting Policies [Line Items]
Net loss (in Dollars)			(17,822,706)	$ (819,410)
Cash equivalents		0	0	0
FDIC Insured Amount		250,000	250,000
Deferred tax assets		2,100,000	2,100,000	949,000
Unrecognized tax benefits		0	0	0
payment of interest and penalties		$ 0	$ 0	$ 0
Warrant [Member] | Common Class A [Member] | DMY SQUARED TECHNOLOGY GROUP, INC [Member]
Summary of Significant Accounting Policies [Line Items]
Warrants purchased (in Shares) | shares		6,044,160	6,044,160